Form 13F Cover Page


 Filing for Quarter-Ending:                September 30, 2001

 Check here if Amendment:(  )
 Amendment Number:
 This Amendment:                            (  )  is a reinstatement
                                            (  )  adds new holdings entries

 Institutional Investment Manager Filing this Report:

 Name:                   Croft-Leominster, Inc.
 Address:                300 Water Street, 4th floor
                         Baltimore, MD  21202

 Form 13-F File Number:  28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:        Carla Reedinger
Title:       Assistant Vice President
Phone:       410-576-0100

Signature, Place, and Date of Signing:

                         Baltimore, Maryland                       11/6/01
--------------------------------------------------------------------------------
Signature                City, State                                Date


Report Type (Check only one):

( X ) 13F Holdings Report Check here if all holdings of this reporting manager are reported in this report.
(   ) 13F Notice Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
(   ) 13F Combination Report Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).




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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                            none

Form 13F Information Table Entry Total:                       106

Form 13F Information Table Value Total:                     $254.17
                                                          (thousands)





*NOTE: Unless Otherwise Indicated

ITEM 6: Investment Discretion:                                SOLE
ITEM 7: Voting Authority:                                     NONE
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SECURITY NAME                                            TITLE of CLASS             CUSIP             MARKET VALUE           QUANITY
------------------------------------------------------------------------------------------------------------------------------------
American Home Products Corp                                    COM                026609107              5.6418               96,855
AmerisourceBergen Corporation                                  COM                03073E105              0.7295               10,283
Amgen Inc.                                                     COM                031162100              2.7207               46,294
Asia Tigers Fund Inc                                           COM                04516T105              0.2723               52,067
Axcelis Technologies, Inc.                                     COM                054540109              0.8868               93,837
Bank of America Corp                                           COM                060505104              2.8195               48,279
BNKU Litigation Contingent PMT                            RT CONTINGENT           065416117              0.0105               38,752
Becton Dickinson Co                                            COM                075887109              0.4582               12,385
Bethlehem Steel Corp                                           COM                087509105              0.3789              296,025
Mer Lynch - Biotech Holders Tr                           DEPOSTRY RCPTS           09067D201              1.0191                9,185
Boise Cascade Corp                                             COM                097383103              4.2627              144,499
Bowater Inc                                                    COM                102183100              0.2674                6,075
Brunswick Corp                                                 COM                117043109              1.0049               61,015
Burlington Resources Inc                                       COM                122014103              0.7329               21,425
CIGNA Corp                                                     COM                125509109              2.9130               35,118
CMS Energy                                                     COM                125896100              1.8240               91,200
Canadian Pacific Railway Ltd.                                  COM                13645T100              5.8777              183,164
Capital One Financial Corp                                     COM                14040H105              3.9305               85,390
Central European Equity Fund I                                 COM                153436100              0.1224               13,020
Citigroup, Inc.                                                COM                172967101             13.1874              325,615
Clear Channel Communications,                                  COM                184502102              1.1985               30,151
Coca-Cola Co                                                   COM                191216100              0.4308                9,196
Crompton Corp                                                  COM                227116100              0.4217               60,846
Dow Chemical Co                                                COM                260543103              3.1230               95,331
Eastman Chemical Co.                                           COM                277432100              2.5597               70,515
Eaton Corp                                                     COM                278058102              4.6158               77,956
Engelhard Corp                                                 COM                292845104              0.4533               19,625
FMC Corp                                                     COM NEW              302491303              1.1244               22,952
Ford Motor Co.                                            COM PAR $0.01           345370860              3.8787              223,555
Franklin Resources Inc                                         COM                354613101              2.9646               85,510
Freeport McMoran Copper & Gold                                CL B                35671D857              0.1117               10,167
General Electric Co                                            COM                369604103              0.6808               18,300
General Motors Class H                                      CL H NEW              370442832              0.2124               15,933
Hartford Financial Services Gr                                 COM                416515104              5.4530               92,833
Health Net, Inc.                                               COM                42222G108              0.8217               42,750
Hilton Hotels Corp                                             COM                432848109              0.3828               48,767
Honeywell Intl Inc                                             COM                438516106              9.5760              362,727
Ingersoll-Rand                                                 COM                456866102              1.6438               48,632
Int'l Business Machines Corp.                                  COM                459200101              1.2401               13,520
J.P. Morgan Chase & Co                                         COM                46625H100              2.8843               84,460
Jardine Flmg India Fd                                          COM                471112102              0.1119               18,716
Johnson & Johnson                                              COM                478160104              1.9316               34,867
Joy Global Inc                                                 COM                481165108              1.4582               98,195
Kansas City Southern Inds                                    COM NEW              485170302              0.6741               56,171
Kennametal, Inc.                                               COM                489170100              0.5988               18,760
Koninklije Philips Electronics                           SP ADR NEW 2000          500472303              2.1107              109,365
Kroger Co                                                      COM                501044101              3.3469              135,831
Lilly (Eli) & Co                                               COM                532457108              0.7182                8,900
Lincoln National Corp                                          COM                534187109              5.7572              123,466
Lowe's Companies                                               COM                548661107              7.7526              244,949
Lucent Technologies Inc.                                       COM                549463107              0.0751               13,100
Lyondell Chemical Company                                      COM                552078107              2.9802              260,279
Marsh & McLennan Cos                                           COM                571748102              0.2802                2,898
McKesson HBOC, Inc                                             COM                58155Q103              0.9413               24,909
Mellon Financial Corp.                                         COM                58551A108              1.5408               47,659
Merck & Co                                                     COM                589331107              0.3976                5,970
MetLife Inc.                                                   COM                59156R108              0.3713               12,500
Millenium Chemicals Inc                                        COM                599903101              0.1513               14,425
Millipore Corp.                                                COM                601073109              1.8940               35,777
Minnesota Mining & Manufacturi                                 COM                604059105              4.2527               43,218
Morg Stan Asia-Pacific FD(tend                                 COM                61744U106              0.1576               25,011
Morgan Stan India Invt FD                                      COM                61745C105              0.1044               14,104
Newell Rubbermaid Co.                                          COM                651229106              0.4146               18,255
News Corp LTD ADR                                            ADR NEW              652487703              1.7864               74,123
Niagra Mohawk Holdings                                         COM                653520106              0.7288               42,946
Olin Corp                                                  COM PAR $1             680665205              1.3782               93,755
PACCAR Inc                                                     COM                693718108              4.0750               83,044
Packaging Corp of America                                      COM                695156109              0.4326               28,000
Pactiv Corp                                                    COM                695257105              0.3912               27,000
Pfizer Inc                                                     COM                717081103              4.7696              118,944
PolyOne Corp                                                   COM                73179P106              1.2593              161,449
Praxair Inc                                                    COM                74005P104              1.0994               26,177
Procter & Gamble                                               COM                742718109              1.6528               22,707
Radian Group Inc.                                              COM                750236101              0.3279                8,518
RadioShack Corporation                                         COM                750438103              2.6091              107,590
Raytheon Co                                                  ADR NEW              755111507              0.4450               12,805
Reebok International Ltd                                       COM                758110100              1.6572               80,060
SBC Communications Inc                                         COM                78387G103              0.3787                8,036
SPX Corp                                                       COM                784635104             16.9120              204,005
Schering Plough Corp.                                          COM                806605101              6.2659              168,891
Smurfit-Stone Container Corp                                   COM                832727101              8.3526              631,335
Stanley Works                                                  COM                854616109              2.8860               78,959
Starwood Hotels & Resorts Worl                             PAIRED CTF             85590A203              3.0393              138,149
Stilwell Financial Inc.                                        COM                860831106              5.1616              264,697
Storage Technology Corp.                                  COM PAR $0.10           862111200              0.6578               52,415
Target Corporation                                             COM                87612E106              1.5516               48,870
Terex Corporation                                              COM                880779103              1.8520              103,985
Textron Inc                                                    COM                883203101              1.6555               49,256
Tyco International Ltd                                         COM                902124106              8.6663              190,468
USX-Marathon Group Inc                                       COM NEW              902905827              0.3518               13,152
UnumProvident Corp                                             COM                91529Y106              0.3749               14,847
Varian Inc.                                                    COM                922206107              0.7317               28,716
Varian Semiconductor Equipment                                 COM                922207105              0.3099               11,987
Varian Medical Systems, Inc.                                   COM                92220P105              0.7445               11,606
Viacom Inc. - Cl B                                            CL B                925524308              9.7390              282,291
Viad Corp                                                      COM                92552R109              1.8104               94,389
Wachovia Corp                                                  COM                929903102              3.3758              108,898
Washington Mutual, Inc.                                        COM                939322103             12.1208              314,990
Waste Connections, Inc.                                        COM                941053100              0.2295                8,500
Watson Pharmaceuticals, Inc.                                   COM                942683103              4.8373               88,417
Westaim Corp                                                   COM                956909105              0.1539               45,598
Ace Ltd                                                        ORD                G0070K103              5.0986              176,604
Foster Wheeler Corp                                            SHS                G36535105              0.1800               36,000
Global Crossing Ltd.                                           COM                G3921A100              0.0616               34,200
PartnerRe Ltd                                                  COM                G6852T105              2.4371               51,743
Flextronics International Inc                                  ORD                Y2573F102              0.7655               46,283

                                                                                                        254.1727           8,665,939


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